Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Summary of Investment in Associates and Joint Ventures

	2025	2024
	$m	$m
Cost
At 1 January	108	101
Additions	11	6
Share of profits	6	10
System Fund share of losses	(2)	(2)
Dividends and distributions	(13)	(7)
Exchange and other adjustments	2	–
At 31 December	112	108
Impairment
At 1 January	(57)	(53)
Impairment charge	–	(4)
At 31 December	(57)	(57)

Net book value	55	51

Analysed as:
Associates	39	46
Joint ventures	16	5
	55	51